Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve for lending-related commitments	$ 44,706	$ 44,706	$ 46,189	$ 31,442
Maximum Period Related To Accrual Of Interest On Discontinued Loans		90 days
Accrued interest receivable net of allowance for credit loss	$ 111,420	$ 111,420	94,890
Percentage Of Allowance For Loan And Lease Losses		10.43%
Allowance for Loan and Lease Losses, Period Increase (Decrease)		$ 24,491,000
2024 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Percentage of estimated unemployment rate	4.10%
2025 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Percentage of estimated unemployment rate	4.10%
Percentage of projection for real GDP	1.80%
Mid September of 2023 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Percentage of projection for real GDP	1.50%
Mid December of 2024 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Percentage of projection for real GDP	1.40%
Accrued Income Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accrued interest receivable net of allowance for credit loss	$ 88,963	$ 88,963	$ 70,332